GOODWILL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Balance at the beginning of the period	3,696	3,458
Foreign exchange rate changes	338	238
Balance at the end of the period	4,034	3,696
Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	2,816	2,635
Foreign exchange rate changes	258	181
Balance at the end of the period	3,074	2,816
Energy
Goodwill
Balance at the beginning of the period	880	823
Foreign exchange rate changes	80	57
Balance at the end of the period	960	880